Costs - Compensation of key management personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Costs
Wages and salaries	€ 28	€ 27	€ 25
Post-employment benefits	2	2	2
Other long-term benefits	12	10	9
Indemnities upon termination of employment	12		7
Key management personnel compensation	€ 54	€ 39	€ 43